Cover	Jan. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2022
Entity File Number	000-52879
Entity Registrant Name	MOTOS AMERICA INC
Entity Central Index Key	0001409175
Entity Tax Identification Number	39-2060052
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	510 South 200 West
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	386 6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value
Trading Symbol	WECT
Entity Emerging Growth Company	false